Accounts payable (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accounts Payable - Schedule of Accounts Payable

The accounts payable balance consisted of the following:

	As at December 31,	As at December 31,
USD'000	2023	2022
Trade creditors	3,299	5,001
Accounts payable to shareholders	1,378	—
Accounts payable to underwriters, promoters, and employees	1,150	1,071
Other accounts payable	1,136	663
Total accounts payable	6,963	6,735